Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2021 Vote $ / shares shares	Jul. 31, 2020 shares	Jul. 31, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 tranche $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Conversion Ratio, Class B to Class A Ordinary Shares	1
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)			10 years
Vesting period (in years)			5 years
Vesting percentage			20.00%
2019 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares			141,083,452
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)		10 years
Vesting period (in years)		5 years
Vesting percentage		20.00%
2020 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares		165,696,625
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares				36,996,286	4,224,000	3,430,000
Weighted average grant date fair value of options granted | $ / shares				$ 15.78	$ 1.71	$ 0.99
Unrecognized compensation expenses | $				$ 250,946
Weighted average period of unrecognized compensation cost				4 years 3 months 10 days
Number of vested and exercisable options (in shares) | shares				40,251,584	40,410,000
Average exercise price (in USD per share) | $ / shares				$ 0.10	$ 0.10
2019 and 2020 Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares				14.42	1.35	0.90
2019 and 2020 Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares				$ 17.35	$ 1.90	$ 1.45
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares				108,557,400
Weighted average grant date fair value of options granted | $ / shares				$ 4.96
Unrecognized compensation expenses | $				$ 538,445
Exercise price per share | $ / shares								$ 14.63
Exercise price per share ADS | $ / shares								$ 29.26
Number of tranches								6
Number of option granted per tranche | shares								18,092,900
Number of Votes | Vote	10
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								1,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								1,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								2,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								2,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Vehicle Deliveries in Consecutive 12 months to vest								3,000,000
2021 Share Incentive Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of Votes | Vote	1
2021 Share Incentive Plan | Class B Ordinary Shares | Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares	108,557,400						108,557,400	108,557,400
Exercise price per share | $ / shares	$ 14.63						$ 14.63